Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows From Operating Activities
Net income	$ 1,165.4	$ 902.3	$ 1,015.5
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	101.3	94.4	88.5
Amortization of fixed-income securities	134.0	186.7	233.0
Amortization of equity-based compensation	64.9	63.4	50.5
Net realized (gains) losses on securities	(318.4)	(306.8)	(102.6)
Net (gains) losses on disposition of property and equipment	5.6	7.1	8.7
(Gains) losses on extinguishment of debt	4.3	1.8	0.1
Changes in:
Premiums receivable	(127.4)	(253.8)	(191.4)
Reinsurance recoverables	(189.2)	(83.0)	(76.5)
Prepaid reinsurance premiums	(8.6)	3.5	18.3
Deferred acquisition costs	(13.1)	(0.9)	(16.4)
Income taxes	57.8	19.8	28.4
Unearned premiums	244.8	351.1	225.6
Loss and loss adjustment expense reserves	641.6	592.6	174.8
Accounts payable, accrued expenses, and other liabilities	165.0	123.6	35.5
Other, net	(28.1)	(10.4)	5.9
Net cash provided by operating activities	1,899.9	1,691.4	1,497.9
Purchases:
Fixed maturities	(7,100.6)	(5,199.2)	(6,032.4)
Equity securities	(322.2)	(463.1)	(582.0)
Sales:
Fixed maturities	3,083.9	3,705.6	4,442.6
Equity securities	369.2	793.0	423.5
Maturities, paydowns, calls, and other:
Fixed maturities	1,859.6	1,488.9	1,540.9
Equity securities	21.5	16.0	0
Net sales (purchases) of short-term investments	716.6	(438.2)	(461.0)
Net unsettled security transactions	152.2	(44.0)	(0.6)
Purchases of property and equipment	(140.4)	(127.7)	(78.9)
Sales of property and equipment	3.7	3.8	3.0
Net cash provided by (used in) investing activities	(1,356.5)	(264.9)	(744.9)
Cash Flows From Financing Activities
Proceeds from exercise of stock options	0	0.5	22.4
Tax benefit from exercise/vesting of equity-based compensation	10.3	5.8	6.4
Net proceeds from debt issuance	0	0	491.9
Payment of debt	(150.0)	(350.0)	0
Reacquisition of debt	(58.1)	(32.5)	(15.0)
Dividends paid to shareholders	(175.6)	(853.7)	(263.6)
Acquisition of treasury shares	(273.4)	(174.2)	(997.8)
Net cash used in financing activities	(646.8)	(1,404.1)	(755.7)
Effect of exchange rate changes on cash	(0.6)	1.0	(0.5)
Increase (decrease) in cash	(104.0)	23.4	(3.2)
Cash, Beginning of year	179.1	155.7	158.9
Cash, End of year	$ 75.1	$ 179.1	$ 155.7